Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Schedule of Preferred Shares Activities
The Group’s Preferred Shares activities for the year ended March 31, 2018 is summarized below:

	Balance as of March 31, 2017	Accretion on convertible redeemable preferred shares to redemption value	Balance as of March 31, 2018
Series A-1 Preferred Shares (US$0.00001 of par value per share; 91,289,618 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB15,116 as of December 31, 2018)
Number of shares	91,289,618	—	91,289,618
Amount	207,287	—	207,287
Series A-2 Preferred Shares (US$0.00001 of par value per share; 189,153,200 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB42,684 as of December 31, 2018)
Number of shares	189,153,200	—	189,153,200
Amount	38,405	2,098	40,503
Series A-3 Preferred Shares (US$0.00001 of par value per share; 95,898,640 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB83,389 as of December 31, 2018)
Number of shares	95,898,640	—	95,898,640
Amount	221,137	—	221,137
Series A-4 Preferred Shares (US$0.00001 of par value per share; 148,000,000 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB125,531 as of December 31, 2018)
Number of shares	148,000,000	—	148,000,000
Amount	114,125	6,384	120,509
Series A-5 Preferred Shares (US$0.00001 of par value per share; 43,262,547 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB137,703 as of December 31, 2018)
Number of shares	43,262,547	—	43,262,547
Amount	121,026	9,266	130,292
Series A-6 Preferred Shares (US$0.00001 of par value per share; 117,192,207 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB504,349 as of December 31, 2018)
Number of shares	117,192,207	—	117,192,207
Amount	386,161	63,653	449,814
Series A-7 Preferred Shares (US$0.00001 of par value per share; 140,511,900 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB299,461 as of December 31, 2018)
Number of shares	140,511,900	—	140,511,900
Amount	269,916	16,504	286,420
Series
B-1
Preferred Shares (US$0.00001 of par value per share; 290,169,609 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,574,841 as of December 31, 2018)

Number of shares	290,169,609	—	290,169,609
Amount	1,398,646	98,116	1,496,762
Series
B-2
Preferred Shares (US$0.00001 of par value per share; 194,572,067 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,906,021 as of December 31, 2018)

Number of shares	194,572,067	—	194,572,067
Amount	1,364,817	287,000	1,651,817
Series
C-1
Preferred Shares (US$0.00001 of par value per share; 215,946,767 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,626,607 as of December 31, 2018)

Number of shares	215,946,767	—	215,946,767
Amount	1,411,671	119,076	1,530,747
Series C-2 Preferred Shares (US$0.00001 of par value per share; 111,899,688 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB937,315 as of December 31, 2018)
Number of shares	111,899,688	—	111,899,688
Amount	816,509	66,985	883,494
Series
C-3
Preferred Shares (US$0.00001 of par value per share; 98,154,692 shares authorized, 29,446,407 shares issued and outstanding as of March 31, 2018 with redemption value of RMB241,361 as of December 31, 2018)

Number of shares	29,446,407	—	29,446,407
Amount	206,677	19,158	225,835

Total number of Preferred Shares	1,667,342,650	—	1,667,342,650

Total amount of Preferred Shares	6,556,377	688,240	7,244,617

The Group’s Preferred Shares activities for the year ended March 31, 2019 and 2020 are summarized below:

	Balance as of March 31, 2018	Accretion on convertible redeemable preferred shares to redemption value	Issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs	Conversion to ordinary shares upon IPO	Balance as of March 31, 2019 and 2020
Series A-1 Preferred Shares
Number of shares	91,289,618	—	—	(91,289,618)	—
Amount	207,287	—	—	(207,287)	—
Series A-2 Preferred Shares
Number of shares	189,153,200	—	—	(189,153,200)	—
Amount	40,503	1,833	—	(42,336)	—
Series A-3 Preferred Shares
Number of shares	95,898,640	—	—	(95,898,640)	—
Amount	221,137	—	—	(221,137)	—
Series A-4 Preferred Shares
Number of shares	148,000,000	—	—	(148,000,000)	—
Amount	120,509	5,481	—	(125,990)	—
Series A-5 Preferred Shares
Number of shares	43,262,547	—	—	(43,262,547)	—
Amount	130,292	7,066	—	(137,358)	—
Series A-6 Preferred Shares
Number of shares	117,192,207	—	—	(117,192,207)	—
Amount	449,814	40,619	—	(490,433)	—
Series A-7 Preferred Shares
Number of shares	140,511,900	—	—	(140,511,900)	—
Amount	286,420	13,655	—	(300,075)	—
Series B-1 Preferred Shares
Number of shares	290,169,609	—	—	(290,169,609)	—
Amount	1,496,762	76,993	—	(1,573,755)	—
Series B-2 Preferred Shares
Number of shares	194,572,067	—	—	(194,572,067)	—
Amount	1,651,817	178,820	—	(1,830,637)	—
Series C-1 Preferred Shares
Number of shares	215,946,767	—	—	(215,946,767)	—
Amount	1,530,747	87,788	—	(1,618,535)	—
Series C-2 Preferred Shares
Number of shares	111,899,688	—	—	(111,899,688)	—
Amount	883,494	49,943	—	(933,437)	—
Series C-3 Preferred Shares
Number of shares	29,446,407	—	157,047,506	(186,493,913)	—
Amount	225,835	47,706	1,069,753	(1,343,294)	—

Total number of Preferred Shares	1,667,342,650	—	157,047,506	(1,824,390,156)	—

Total amount of Preferred Shares	7,244,617	509,904	1,069,753	(8,824,274)	—